Loans (Details 2) (USD $) In Millions, unless otherwise specified	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010
Loans [Line Items]
Total retained loans	$ 675,437	$ 685,498	$ 706,841
Total non-U.S.[Member] | Wholesale [Member]
Loans [Line Items]
Total retained loans	72,462	66,151
Total non-U.S.[Member] | Wholesale [Member] | Commercial and industrial [Member]
Loans [Line Items]
Total retained loans	19,298	17,731
Total non-U.S.[Member] | Wholesale [Member] | Real estate [Member]
Loans [Line Items]
Total retained loans	1,513	1,963
Total non-U.S.[Member] | Wholesale [Member] | Financial institutions [Member]
Loans [Line Items]
Total retained loans	23,704	19,756
Total non-U.S.[Member] | Wholesale [Member] | Government agencies [Member]
Loans [Line Items]
Total retained loans	834	870
Total non-U.S.[Member] | Wholesale [Member] | Other [Member]
Loans [Line Items]
Total retained loans	27,113	25,831
Total U.S.[Member] | Wholesale [Member]
Loans [Line Items]
Total retained loans	157,186	156,359
Total U.S.[Member] | Wholesale [Member] | Commercial and industrial [Member]
Loans [Line Items]
Total retained loans	50,437	48,845
Total U.S.[Member] | Wholesale [Member] | Real estate [Member]
Loans [Line Items]
Total retained loans	51,307	51,672
Total U.S.[Member] | Wholesale [Member] | Financial institutions [Member]
Loans [Line Items]
Total retained loans	8,935	11,702
Total U.S.[Member] | Wholesale [Member] | Government agencies [Member]
Loans [Line Items]
Total retained loans	5,852	6,408
Total U.S.[Member] | Wholesale [Member] | Other [Member]
Loans [Line Items]
Total retained loans	40,655	37,732
Wholesale [Member]
Loans [Line Items]
Total retained loans	229,648	222,510
Percentage of total criticized to total retained loans	5.69%	6.42%
Percentage of nonaccrual loans to total retained loans	1.99%	2.48%
Wholesale [Member] | Commercial and industrial [Member]
Loans [Line Items]
Total retained loans	69,735	66,576
Percentage of total criticized to total retained loans	5.52%	6.02%
Percentage of nonaccrual loans to total retained loans	2.09%	2.45%
Wholesale [Member] | Commercial and industrial [Member] | Investment grade [Member]
Loans [Line Items]
Total retained loans	33,942	31,697
Wholesale [Member] | Commercial and industrial [Member] | Total noninvestment grade [Member]
Loans [Line Items]
Total retained loans	35,793	34,879
Wholesale [Member] | Commercial and industrial [Member] | Noncriticized [Member]
Loans [Line Items]
Total retained loans	31,943	30,874
Wholesale [Member] | Commercial and industrial [Member] | Criticized performing [Member]
Loans [Line Items]
Total retained loans	2,393	2,371
Wholesale [Member] | Commercial and industrial [Member] | Criticized total nonaccrual [Member]
Loans [Line Items]
Total retained loans	1,457	1,634
Wholesale [Member] | Real estate [Member]
Loans [Line Items]
Total retained loans	52,820	53,635
Percentage of total criticized to total retained loans	14.71%	16.23%
Percentage of nonaccrual loans to total retained loans	4.48%	5.48%
Wholesale [Member] | Real estate [Member] | Investment grade [Member]
Loans [Line Items]
Total retained loans	28,884	28,504
Wholesale [Member] | Real estate [Member] | Total noninvestment grade [Member]
Loans [Line Items]
Total retained loans	23,936	25,131
Wholesale [Member] | Real estate [Member] | Noncriticized [Member]
Loans [Line Items]
Total retained loans	16,167	16,425
Wholesale [Member] | Real estate [Member] | Criticized performing [Member]
Loans [Line Items]
Total retained loans	5,405	5,769
Wholesale [Member] | Real estate [Member] | Criticized total nonaccrual [Member]
Loans [Line Items]
Total retained loans	2,364	2,937
Wholesale [Member] | Current and less than 30 days past due and still accruing [Member]
Loans [Line Items]
Total retained loans	223,728	215,148
Wholesale [Member] | Current and less than 30 days past due and still accruing [Member] | Commercial and industrial [Member]
Loans [Line Items]
Total retained loans	68,092	64,501
Wholesale [Member] | Current and less than 30 days past due and still accruing [Member] | Real estate [Member]
Loans [Line Items]
Total retained loans	50,162	50,299
Wholesale [Member] | Current and less than 30 days past due and still accruing [Member] | Financial institutions [Member]
Loans [Line Items]
Total retained loans	32,454	31,289
Wholesale [Member] | Current and less than 30 days past due and still accruing [Member] | Government agencies [Member]
Loans [Line Items]
Total retained loans	6,658	7,222
Wholesale [Member] | Current and less than 30 days past due and still accruing [Member] | Other [Member]
Loans [Line Items]
Total retained loans	66,362	61,837
Wholesale [Member] | 30-89 days past due and still accruing [Member] | Class of Financing Receivable [Member]
Loans [Line Items]
Total retained loans	1,219	1,493
Wholesale [Member] | 30-89 days past due and still accruing [Member] | Commercial and industrial [Member]
Loans [Line Items]
Total retained loans	180	434
Wholesale [Member] | 30-89 days past due and still accruing [Member] | Real estate [Member]
Loans [Line Items]
Total retained loans	247	290
Wholesale [Member] | 30-89 days past due and still accruing [Member] | Financial institutions [Member]
Loans [Line Items]
Total retained loans	93	31
Wholesale [Member] | 30-89 days past due and still accruing [Member] | Government agencies [Member]
Loans [Line Items]
Total retained loans	6	34
Wholesale [Member] | 30-89 days past due and still accruing [Member] | Other [Member]
Loans [Line Items]
Total retained loans	693	704
Wholesale [Member] | 90 days or more past due and still accruing [Member]
Loans [Line Items]
Total retained loans	123	359
Wholesale [Member] | 90 days or more past due and still accruing [Member] | Commercial and industrial [Member]
Loans [Line Items]
Total retained loans	6	7
Wholesale [Member] | 90 days or more past due and still accruing [Member] | Real estate [Member]
Loans [Line Items]
Total retained loans	47	109
Wholesale [Member] | 90 days or more past due and still accruing [Member] | Financial institutions [Member]
Loans [Line Items]
Total retained loans	2	2
Wholesale [Member] | 90 days or more past due and still accruing [Member] | Government agencies [Member]
Loans [Line Items]
Total retained loans	0	0
Wholesale [Member] | 90 days or more past due and still accruing [Member] | Other [Member]
Loans [Line Items]
Total retained loans	68	241
Wholesale [Member] | Nonaccrual [Member]
Loans [Line Items]
Total retained loans	4,578	5,510
Wholesale [Member] | Nonaccrual [Member] | Commercial and industrial [Member]
Loans [Line Items]
Total retained loans	1,457	1,634
Wholesale [Member] | Nonaccrual [Member] | Real estate [Member]
Loans [Line Items]
Total retained loans	2,364	2,937
Wholesale [Member] | Nonaccrual [Member] | Financial institutions [Member]
Loans [Line Items]
Total retained loans	90	136
Wholesale [Member] | Nonaccrual [Member] | Government agencies [Member]
Loans [Line Items]
Total retained loans	22	22
Wholesale [Member] | Nonaccrual [Member] | Other [Member]
Loans [Line Items]
Total retained loans	645	781
Wholesale [Member] | Financial institutions [Member]
Loans [Line Items]
Total retained loans	32,639	31,458
Percentage of total criticized to total retained loans	1.19%	1.44%
Percentage of nonaccrual loans to total retained loans	0.28%	0.43%
Wholesale [Member] | Financial institutions [Member] | Investment grade [Member]
Loans [Line Items]
Total retained loans	24,940	22,525
Wholesale [Member] | Financial institutions [Member] | Total noninvestment grade [Member]
Loans [Line Items]
Total retained loans	7,699	8,933
Wholesale [Member] | Financial institutions [Member] | Noncriticized [Member]
Loans [Line Items]
Total retained loans	7,312	8,480
Wholesale [Member] | Financial institutions [Member] | Criticized performing [Member]
Loans [Line Items]
Total retained loans	297	317
Wholesale [Member] | Financial institutions [Member] | Criticized total nonaccrual [Member]
Loans [Line Items]
Total retained loans	90	136
Wholesale [Member] | Government agencies [Member]
Loans [Line Items]
Total retained loans	6,686	7,278
Percentage of total criticized to total retained loans	0.40%	0.34%
Percentage of nonaccrual loans to total retained loans	0.33%	0.30%
Wholesale [Member] | Government agencies [Member] | Investment grade [Member]
Loans [Line Items]
Total retained loans	6,304	6,871
Wholesale [Member] | Government agencies [Member] | Total noninvestment grade [Member]
Loans [Line Items]
Total retained loans	382	407
Wholesale [Member] | Government agencies [Member] | Noncriticized [Member]
Loans [Line Items]
Total retained loans	355	382
Wholesale [Member] | Government agencies [Member] | Criticized performing [Member]
Loans [Line Items]
Total retained loans	5	3
Wholesale [Member] | Government agencies [Member] | Criticized total nonaccrual [Member]
Loans [Line Items]
Total retained loans	22	22
Wholesale [Member] | Other [Member]
Loans [Line Items]
Total retained loans	67,768	63,563
Percentage of total criticized to total retained loans	1.53%	1.73%
Percentage of nonaccrual loans to total retained loans	0.95%	1.23%
Wholesale [Member] | Other [Member] | Investment grade [Member]
Loans [Line Items]
Total retained loans	59,089	56,450
Wholesale [Member] | Other [Member] | Total noninvestment grade [Member]
Loans [Line Items]
Total retained loans	8,679	7,113
Wholesale [Member] | Other [Member] | Noncriticized [Member]
Loans [Line Items]
Total retained loans	7,642	6,012
Wholesale [Member] | Other [Member] | Criticized performing [Member]
Loans [Line Items]
Total retained loans	392	320
Wholesale [Member] | Other [Member] | Criticized total nonaccrual [Member]
Loans [Line Items]
Total retained loans	645	781
Wholesale [Member] | Investment grade [Member]
Loans [Line Items]
Total retained loans	153,159	146,047
Wholesale [Member] | Total noninvestment grade [Member]
Loans [Line Items]
Total retained loans	76,489	76,463
Wholesale [Member] | Noncriticized [Member]
Loans [Line Items]
Total retained loans	63,419	62,173
Wholesale [Member] | Criticized performing [Member]
Loans [Line Items]
Total retained loans	8,492	8,780
Wholesale [Member] | Criticized total nonaccrual [Member]
Loans [Line Items]
Total retained loans	4,578	5,510
90 days or more past due and still accruing [Member]
Loans [Line Items]
Total retained loans	$ 0	$ 0